Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Entity Central Index Key	0000803747
Document Period End Date	Jun. 30, 2024
C000012318 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class A Shares
Trading Symbol	VHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class A Shares)	$121	1.04%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund’s Class A Shares, without a sales charge, returned 33.34% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Growth Index returned 32.22% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and technology sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection in the health care sector and an overweight position in the energy sector detracted from performance.
  Overweight allocations to Exact Sciences and MongoDB detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class A Shares)	October 29, 1999	26.34%	18.29%	15.85%
JPMorgan Growth Advantage Fund (Class A Shares) - excluding sales charge		33.34	19.58	16.48
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Growth Index		32.22	18.55	15.75

Performance Inception Date	Oct. 29, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 20,297,521,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 86,999,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$20,297,521
Total number of portfolio holdings	70
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$86,999

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

C000034442 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class C Shares
Trading Symbol	JGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class C Shares)	$179	1.54%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund’s Class C Shares, without a sales charge, returned 32.70% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Growth Index returned 32.22% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and technology sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection in the health care sector and an overweight position in the energy sector detracted from performance.
  Overweight allocations to Exact Sciences and MongoDB detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class C Shares)	May 1, 2006	31.70%	18.98%	16.01%
JPMorgan Growth Advantage Fund (Class C Shares) - excluding sales charge		32.70	18.98	16.01
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Growth Index		32.22	18.55	15.75

Performance Inception Date	May 01, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 20,297,521,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 86,999,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$20,297,521
Total number of portfolio holdings	70
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$86,999

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

C000033247 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class I Shares
Trading Symbol	JGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class I Shares)	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund’s Class I Shares returned 33.68% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Growth Index returned 32.22% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and technology sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection in the health care sector and an overweight position in the energy sector detracted from performance.
  Overweight allocations to Exact Sciences and MongoDB detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class I Shares)	May 1, 2006	33.68%	19.88%	16.75%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Growth Index		32.22	18.55	15.75

Performance Inception Date	May 01, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 20,297,521,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 86,999,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$20,297,521
Total number of portfolio holdings	70
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$86,999

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

C000190884 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R2 Shares
Trading Symbol	JGRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R2 Shares)	$151	1.30%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund’s Class R2 Shares returned 33.00% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Growth Index returned 32.22% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and technology sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection in the health care sector and an overweight position in the energy sector detracted from performance.
  Overweight allocations to Exact Sciences and MongoDB detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R2 Shares)	July 31, 2017	33.00%	19.26%	16.18%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Growth Index		32.22	18.55	15.75

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 20,297,521,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 86,999,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$20,297,521
Total number of portfolio holdings	70
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$86,999

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

C000187975 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R3 Shares
Trading Symbol	JGTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R3 Shares)	$122	1.05%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund’s Class R3 Shares returned 33.34% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Growth Index returned 32.22% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and technology sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection in the health care sector and an overweight position in the energy sector detracted from performance.
  Overweight allocations to Exact Sciences and MongoDB detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R3 Shares)	May 31, 2017	33.34%	19.56%	16.48%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Growth Index		32.22	18.55	15.75

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 20,297,521,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 86,999,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$20,297,521
Total number of portfolio holdings	70
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$86,999

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

C000187976 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R4 Shares
Trading Symbol	JGTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R4 Shares)	$93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund’s Class R4 Shares returned 33.67% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Growth Index returned 32.22% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and technology sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection in the health care sector and an overweight position in the energy sector detracted from performance.
  Overweight allocations to Exact Sciences and MongoDB detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R4 Shares)	May 31, 2017	33.67%	19.87%	16.76%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Growth Index		32.22	18.55	15.75

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 20,297,521,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 86,999,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$20,297,521
Total number of portfolio holdings	70
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$86,999

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

C000073572 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R5 Shares
Trading Symbol	JGVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R5 Shares)	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund’s Class R5 Shares returned 33.85% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Growth Index returned 32.22% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and technology sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection in the health care sector and an overweight position in the energy sector detracted from performance.
  Overweight allocations to Exact Sciences and MongoDB detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R5 Shares)	January 8, 2009	33.85%	20.05%	16.93%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Growth Index		32.22	18.55	15.75

Performance Inception Date	Jan. 08, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 20,297,521,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 86,999,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$20,297,521
Total number of portfolio holdings	70
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$86,999

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

C000133820 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R6 Shares
Trading Symbol	JGVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R6 Shares)	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Growth Advantage Fund’s Class R6 Shares returned 34.01% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Growth Index returned 32.22% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and technology sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection in the health care sector and an overweight position in the energy sector detracted from performance.
  Overweight allocations to Exact Sciences and MongoDB detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R6 Shares)	December 23, 2013	34.01%	20.17%	17.05%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Growth Index		32.22	18.55	15.75

Performance Inception Date	Dec. 23, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 20,297,521,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 86,999,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$20,297,521
Total number of portfolio holdings	70
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$86,999

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  “Significant Holdings Risk” disclosure was added in light of a large portion of the Fund’s portfolio being held in a relatively small number of securities.  “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in the sector.